Basis of Presentation	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

Note 1: Basis of Presentation

Business Description

Belden Inc. (the Company, us, we, or our) is an innovative signal transmission solutions company built around five global business platforms – Broadcast Solutions, Enterprise Connectivity Solutions, Industrial Connectivity Solutions, Industrial IT Solutions, and Network Security Solutions. Our comprehensive portfolio of signal transmission solutions provides industry leading secure and reliable transmission of data, sound, and video for mission critical applications. We sell our products to distributors, end-users, installers, and directly to original equipment manufacturers (OEMs).

Consolidation

The accompanying Consolidated Financial Statements include Belden Inc. and all of its subsidiaries, including variable interest entities for which we are the primary beneficiary. We eliminate all significant affiliate accounts and transactions in consolidation.

Recasting of Certain Prior Period Information

To capitalize on the adoption of IP technology and accelerate our penetration of the commercial audio-video market, we transferred responsibility of audio-video cable and connectors from our Broadcast Solutions segment to our Enterprise Connectivity Solutions segment effective January 1, 2016. We have recast certain prior period amounts to conform to the way segment performance is internally managed and reviewed by our chief operating decision maker beginning in fiscal year 2016. This change primarily impacted Note 5 – Operating Segments and Geographic Information, with no impact on consolidated net income or cash flows. In addition, this change also resulted in certain changes to Note 10 – Intangible Assets and Note 12 – Severance, Restructuring, and Acquisition Integration Activities.

In addition to these segment reporting changes, we have also revised our Consolidated Balance Sheet and Note 13 – Long-term Debt and Other Borrowing Arrangements to reflect the retrospective adoption of an accounting standard that was effective for us beginning January 1, 2016. See discussion under “Recent Adoption of Accounting Pronouncements” in Note 2 below.

Foreign Currency

For international operations with functional currencies other than the United States (U.S.) dollar, we translate assets and liabilities at current exchange rates; we translate income and expenses using average exchange rates. We report the resulting translation adjustments, as well as gains and losses from certain affiliate transactions, in accumulated other comprehensive income (loss), a separate component of stockholders’ equity. We include exchange gains and losses on transactions in operating income.

We determine the functional currency of our foreign subsidiaries based upon the currency of the primary economic environment in which each subsidiary operates. Typically, that is determined by the currency in which the subsidiary primarily generates and expends cash. We have concluded that the local currency is the functional currency for all of our material subsidiaries.

Reporting Periods

Our fiscal year and fiscal fourth quarter both end on December 31. Our fiscal first quarter ends on the Sunday falling closest to 91 days after December 31. Our fiscal second and third quarters each have 91 days.

Use of Estimates in the Preparation of the Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires us to make estimates and assumptions that affect the reported amounts of assets, liabilities, and operating results and the disclosure of contingencies. Actual results could differ from those estimates. We make significant estimates with respect to the collectability and valuation of receivables, the valuation of inventory, the realization of deferred tax assets, the valuation of goodwill and indefinite-lived intangible assets, the valuation of contingent liabilities, the calculation of share-based compensation, the calculation of pension and other postretirement benefits expense, and the valuation of acquired businesses.

Reclassifications

We have made certain reclassifications to the 2014 and 2013 Consolidated Financial Statements with no impact to reported net income in order to conform to the 2015 presentation.